The Monitor Funds
                             41 South High Street
                             Columbus, Ohio 43287

VIA EDGAR

February 14, 1998

U.S. Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: The Monitor Funds (the "Registrant")
    No. 33-11905 (1933 Act)

Dear Sir or Madam:

         Pursuant to Rule 497(j), this letter will certify that the form of Prospectus and the Statement of Additional Information dated February 9, 1998, that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on February 3, 1998 and became effective on February 9, 1998. Please contact the undersigned should you have any questions.

Sincerely,

/s/ DAVID G. LEE
    David G. Lee, President